Short-Term Debt and Long-Term Liabilities (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 17, 2023	May 31, 2020	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt and Long-Term Liabilities [Line Items]
Loans payable			$ 138,000	$ 138,000	$ 138,000
Funding liabilities			$ 7,634,381	7,634,381	7,325,502
Repayment amount				6,402,000
Advance operating capital				200,000
Total purchase agreement amount				6,402,000
Acquisition patent rights				2,653,000
Operating expenses				2,000,000
Payment for partners				$ 1,750,000
Purchase of common stock (in Shares)			962,463	962,463
Exercise price per share (in Dollars per share)			$ 0.54	$ 0.54
Consecutive days				30 years
Retained net proceeds percentage				100.00%
Proceeds from interest percentage				60.00%
Total payments participation agreements				$ 2,805,000
Intelligent partners receives percentage			50.00%
Net proceeds realized by us exceed			$ 3,000,000	1,000,000
Payment of monetization participation agreements			2,805,000	2,805,000
Proceeds from cash payment	$ 3,300,000
Non-interest bearing total monetization			2,769,500	$ 2,769,500	2,769,500
Asset acquired, description				Under these MPAs, Intelligent Partners participates in the monetization proceeds the Company receives with respect to new patents after QFL and QF3 have received a negotiated rate of return.
Maturity dates				May 14, 2050
Company incurred interest expense				$ 5,640
Interest expense				7,800
Purchase price of patents			53,665	53,665	53,665
Acquisition funding amount		$ 95,000
Funder received			$ 53,665	$ 53,665
Demand Loans [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Interest percentage			10.00%	10.00%
Accrued interest				$ 324,000	310,000
Minimum [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Net proceeds				$ 0
Intelligent partners receives percentage				10.00%
Net proceeds realized by us exceed				$ 1,000,000
Maximum [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Net proceeds				$ 1,000,000
Intelligent partners receives percentage				30.00%
Net proceeds realized by us exceed				$ 3,000,000
Common Stock [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Bid price per share (in Dollars per share)			$ 0.01	$ 0.01
QFL [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Accrued interest					478,000
Funding liabilities					1,525,502
QF3 [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Accrued interest				$ 865,000	299,000
Funding liabilities			$ 7,634,381	7,634,381	5,800,000
Tower Semiconductor Ltd. [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Cash payment portion of purchase				3,300,000
Intelligent Partners LLC [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Payment for partners				$ 1,750,000
U.S. Small Business Association [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Interest percentage			3.75%	3.75%
Loan amount			$ 150,000	$ 150,000	$ 150,000
Patent Rights [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Payments for acquisition				25,000,000
Purchase Agreement [Member] | QF3 [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Operating expenses				4,334,000
Amount requested and received from QF3			$ 4,334,000	$ 4,334,000